8. Trade receivables (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade Receivables Details 1
At the beginning of the year	R$ (2)	R$ (392)	R$ (354)
Provision for loss	(722)	(609)	(556)
Write-off of receivables	621	561	544
Assets held for sale and discontinued operations	99	422	0
Exchange rate changes	0	16	(26)
At the end of the year	R$ (4)	R$ (2)	R$ (392)